INVESTMENT IN NON-MARKETABLE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment In Non-marketable Securities
SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES

Unreserved Sdn Bhd	As of June 30, 2021	As of December 31, 2020
Investment in non-marketable securities	$-	$730,637
Less: Sale of investment in non-marketable securities	-	(730,637)
Investment in non-marketable securities	$-	$-

Phoenix Plus Corporation
Cost of investment	$1,500	$1,500

Total	$1,500	$1,500

Unreserved Sdn Bhd	As of December 31, 2020	As of December 31, 2019
Investment in non-marketable securities	$730,637	$730,637
Less: Sale of investment in non-marketable securities	(730,637)	-
Investment in non-marketable securities	$-	$730,637

Phoenix Plus Corporation
Cost of investment	$1,500	$1,500

Total investment in non-marketable securities	$1,500	$732,137